Institutional Target Retirement 2065 Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value•
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Institutional Shares	2,089,955	166,569

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	6,212,840	110,961

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	1,955,835	21,534

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Admiral Shares	407,667	9,221
Total Investment Companies (Cost $282,770)		308,285
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund 1.816% (Cost $575)	5,749	575
Total Investments (100.3%) (Cost $283,345)		308,860
Other Assets and Liabilities-Net (-0.3%)		(976)
Net Assets (100%)		307,884

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Target Retirement 2065 Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				Dec. 31,
	2019		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	543	NA1	NA1	—	—	2	—	575
Vanguard Total Bond
Market II Index Fund	17,302	5,268	926	3	(113)	123	—	21,534
Vanguard Total
International Bond Index
Fund	7,380	2,449	288	(1)	(319)	222	—	9,221
Vanguard Total
International Stock Index
Fund	88,401	18,439	3,071	23	7,169	1,183	—	110,961
Vanguard Total Stock
Market Index Fund	133,113	25,881	4,250	1	11,824	876	—	166,569
Total	246,739	52,037	8,535	26	18,561	2,406	—	308,860
1Not applicable—purchases and sales are for temporary cash investment purposes.